Shareholder Report, Average Annual Return (Details) 194180_Hood River New Opportunities Fund_Institutional Shares_TSR Annual {Institutional Shares}	12 Months Ended	23 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	70.48%	56.94%
Russell 3000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return Index
Average Annual Return, Percent	22.82%	23.11%
Russell 2500 Growth Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Total Return Index
Average Annual Return, Percent	32.94%	23.44%